Benefit Plans (Effects Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates) (Details)	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Effect on total of service and interest cost, One-Percentage-Point Increase	13.30%
Effect on total of service and interest cost, One-Percentage-Point Decrease	(10.60%)
Effect on postretirement benefit obligation, One-Percentage-Point Increase	7.90%
Effect on postretirement benefit obligation, One-Percentage-Point Decrease	(6.70%)